Property and Equipment (Tables)	3 Months Ended
Mar. 31, 2024
Property and Equipment [Abstract]
Schedule of Property and Equipment Included in Continuing Operations	Property and equipment included in continuing operations consist of the following:
	March 31, 2024	September 30, 2023
Office equipment	$9	$2
Renovation	34	-
Construction in progress – Machineries yet to be assembled	1,223	-
Property, and equipment, cost	$1,266	$2
Less: accumulated depreciation	(2)	-
Property, and equipment, net	$1,264	$2